As filed with the Securities and Exchange Commission on December 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Semi-Annual Report
September 30, 2016

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone: 1-866-264-8783
Web: www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS	9

SCHEDULE OF OPTIONS WRITTEN	12

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	16

STATEMENTS OF CHANGES IN NET ASSETS	17

FINANCIAL HIGHLIGHTS	18

NOTES TO FINANCIAL STATEMENTS	22

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	37

LETTER TO SHAREHOLDERS

Dear Shareholders:

Fiscal Conditions During Semi-Annual Period Ended September 30, 2016
U.S. Gross Domestic Product averaged 1.50% during the semi-annual period ended September 30, 2016. The U-3 household unemployment rate (headline reported statistic) remained at 5.0% during the semi-annual period while the U-6 unemployment rate (unemployed including individuals that voluntarily left labor force) declined from 10.0% to 9.5% during the semi-annual period. The U.S. Federal Reserve kept its key overnight Fed Funds rate consistent at 0.50%. The short-term credit markets were anticipating the possibility of an increase in the Federal Funds rate that did not happen during the semi-annual period.

Financial Conditions During the Semi-Annual Period Ending September 30, 2016
The U.S. equity market as represented by the S&P 500 Index was up 2.46% for the first quarter (March 30, 2016 to June 30, 2016) of the Fund’s semi-annual period ended September 30, 2016. During the second quarter of the semi-annual period, the S&P 500 Index was up 3.85%, producing a total return of 6.40% over the semi-annual period ended September 30, 2016. The Dow Jones Industrial Average increased 4.9% during the same period while the NASDAQ 100 increased 9.44%. The US Government 5 Year Treasury Note declined .056% in yield to end the period at 1.15%, signaling that the economy may not be as strong as the statistics were indicating.

Historical Market Performance of the Fund
During the semi-annual period ended September 30, 2016, the Vice Fund Investor Class increased 6.14%, the Class A (without sales charges) share increased 6.17%, the Class C (without sales charges) share gained 5.72% and the Institutional Share Class gained 6.27% while the S&P 500 Index gained 6.40%. Vice Fund’s underperformance was a result of weak performance in the Tobacco, Aerospace/Defense and Alcohol sectors, which were slightly offset by improvement in the Gaming sector. The Gaming sector was again supported by improvement in the rate of decline of revenue growth from Macau. Macau gaming revenue has been influenced negatively by the Chinese Government anticorruption campaigns. In Gaming, MGM Resorts International was up 21.4% and Penn National Gaming was down 18.7%. General Dynamics was the best performing Aerospace/Defense company up 19.4% for the semi-annual period. Ambev SA was the best Alcohol company, up 18.4% during the period. Options were sold on selected stocks in the portfolio to generate income and to take advantage of price appreciation, resulting in a positive gain to the portfolio. This option strategy modestly improved the performance in our weakest sectors over the semi-annual period.

DISCLOSURES

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Fund will concentrate its net assets in vice industries, including the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. Dow Jones Industrial Average: A price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ 100 Index is a modified market cap-weighted index that includes 100 of the largest domestic and international non-financial securities listed on NASDAQ based on market cap.

The USA Mutuals Vice Fund is distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares of the Fund do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/16 – 9/30/16) for the Fund.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the first table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2016 -	Annualized
	April 1, 2016	September 30, 2016	September 30, 2016	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Vice Fund
Institutional Class*	$1,000.00	$1,062.70	$6.41	1.24%
Investor Class*	1,000.00	1,061.40	7.65	1.48
Class A*	1,000.00	1,061.70	7.65	1.48
Class C*	1,000.00	1,057.20	11.50	2.23

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2016 -	Annualized
	April 1, 2016	September 30, 2016	September 30, 2016	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vice Fund
Institutional Class*	$1,000.00	$1,018.85	$6.28	1.24%
Investor Class*	1,000.00	1,017.65	7.49	1.48
Class A*	1,000.00	1,017.65	7.49	1.48
Class C*	1,000.00	1,013.89	11.26	2.23

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Vice Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of September 30, 2016*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vice Fund
Institutional Class	4/1/14	6.27%	20.09%	—	—	—	4.93%
Investor Class	8/30/02	6.14%	19.78%	7.61%	15.74%	7.56%	10.02%
Class A (with
sales charge)*	12/8/11	0.07%	12.90%	5.50%	—	—	12.59%
Class A (without
sales charge)*	12/8/11	6.17%	19.79%	7.61%	—	—	13.99%
Class C (with
sales charge)*	12/8/11	4.72%	17.88%	6.78%	—	—	13.14%
Class C (without
sales charge)*	12/8/11	5.72%	18.88%	6.78%	—	—	13.14%
S&P 500 Index		6.40%	15.43%	11.16%	16.37%	7.24%	8.01	%(1)
							8.51	%(2)
							14.85	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

COMMON STOCKS 94.8%	Shares	Value
Aerospace & Defense 25.9%
The Boeing Co.	30,000	$3,952,200
General Dynamics Corp.	50,000	7,758,000
Honeywell International Inc.(c)	55,000	6,412,450
L-3 Communications Holdings, Inc.	30,000	4,521,900
Lockheed Martin Corp.	15,300	3,667,716
Northrop Grumman Corp.	20,000	4,279,000
Raytheon Co.	60,000	8,167,800
Rolls-Royce Holdings PLC(a)(b)	98,972	923,629
Smith & Wesson Holding Corp.(a)(c)	487,100	12,951,989
Sturm, Ruger & Co., Inc.	23,900	1,380,464
United Technologies Corp.	65,300	6,634,480
		60,649,628
Alcoholic Beverages 21.1%
AMBEV SA - ADR(b)	250,000	1,522,500
Anheuser-Busch InBev SA/NV(b)	35,000	4,584,414
The Boston Beer Co., Inc.(a)	10,000	1,552,600
Brown-Forman Corp. - Class B	100,000	4,744,000
Carlsberg A/S(b)	33,000	3,146,698
Constellation Brands, Inc. - Class A(c)	50,000	8,324,500
Diageo PLC - ADR(b)(c)	55,000	6,382,200
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	25,000
Heineken N.V.(b)	60,000	5,278,199
Molson Coors Brewing Co. - Class B(c)	73,400	8,059,320
Pernod Ricard S.A.(b)	15,000	1,775,183
SABMiller PLC(b)	70,000	4,078,313
		49,472,927
Casinos, Gambling & Lotteries 26.3%
Boyd Gaming Corp.(a)(c)	119,300	2,359,754
Caesars Acquisition Co.(a)	75,800	941,436
Churchill Downs Inc.	23,000	3,366,050
Galaxy Entertainment Group Ltd.(b)	1,300,000	4,894,023
Gaming and Leisure Properties, Inc.	75,967	2,541,096
International Game Technology(b)	31,232	761,436
Ladbrokes PLC(b)	681,213	1,236,129
Las Vegas Sands Corp.(c)	168,500	9,695,490

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

COMMON STOCKS 94.8%(Continued)	Shares	Value
Casinos, Gambling & Lotteries 26.3% (Continued)
Melco Crown Entertainment Ltd. - ADR(b)(c)	325,000	$5,235,750
MGM China Holdings Ltd.(b)	600,000	1,041,205
MGM Resorts International(a)(c)	446,800	11,630,204
Penn National Gaming, Inc.(a)	58,000	787,060
Sands China Ltd.(b)	724,800	3,144,438
SJM Holdings Ltd.(b)	750,000	551,158
William Hill PLC(b)	331,334	1,306,406
Wynn Macau, Ltd.(b)	874,600	1,447,819
Wynn Resorts, Ltd.(c)	107,500	10,472,650
		61,412,104
Tobacco Manufacturing 21.5%
Altria Group, Inc.(c)	180,000	11,381,400
British American Tobacco PLC - ADR(b)	37,500	4,786,875
Imperial Tobacco Group PLC(b)	193,061	9,943,072
Philip Morris International Inc.(c)	117,500	11,423,350
Reynolds American Inc.	255,000	12,023,250
Universal Corp.	10,500	611,310
Vector Group Ltd.	10,000	215,300
		50,384,557
Total Common Stocks (Cost $180,439,738)		221,919,216

PREFERRED STOCKS 2.8%
Alcoholic Beverages 2.8%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)(g)(h)	5,000	1,500,000
Total Preferred Stocks (Cost $9,975,000)		6,475,000

	Principal
CORPORATE BOND 0.3%	Amount
Tobacco Manufacturing 0.3%
Bio Soil Enhancers, Inc.(e)(f)(h)
Maturity Date 11/24/2020, Coupon Rate 12.000%	$1,500,000	750,000
Total Corporate Bond (Cost $1,500,000)		750,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

WARRANTS 0.0%	Shares	Value
Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.(a)(e)(f)(h)	150,000	$750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 1.6%
Investment Company 1.6%
Fidelity Institutional Government Portfolio - Class I, 0.27%(d)	3,684,870	3,684,870
Total Short-Term Investment (Cost $3,684,870)		3,684,870
Total Investments (Cost $195,599,608) 99.5%		232,829,836
Other Assets in Excess of Liabilities 0.5%		1,127,319
TOTAL NET ASSETS 100.0%		$233,957,155

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2016 the fair value of collateral is $41,874,625.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2016.
(e)
Illiquid security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At September 30, 2016, the value of these securities total $7,250,750 which represents 3.10% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer. See Note 3.
(h)	Level 3 Security. See Note 2.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

WRITTEN CALL OPTIONS 0.7%	Contracts	Value
Altria Group, Inc.:
Expiration: October, 2016, Exercise Price: $67.50	502	$1,004
Boyd Gaming Corp.:
Expiration: December, 2016, Exercise Price: $20.00	100	11,000
Constellation Brands, Inc. - Class A:
Expiration: October, 2016, Exercise Price: $170.00	130	33,410
Diageo PLC - ADR:
Expiration: November, 2016, Exercise Price: $120.00	100	12,500
Honeywell International Inc.:
Expiration: October, 2016, Exercise Price: $120.00	100	7,000
Las Vegas Sands Corp.:
Expiration: November, 2016, Exercise Price: $60.00	700	101,500
Melco Crown Entertainment Ltd. - ADR:
Expiration: October, 2016, Exercise Price: $15.00	500	70,000
Expiration: October, 2016, Exercise Price: $15.50	250	27,500
Expiration: October, 2016, Exercise Price: $16.00	1,000	80,000
Expiration: November, 2016, Exercise Price: $16.00	430	46,225
MGM Resorts International:
Expiration: October, 2016, Exercise Price: $25.00	200	28,400
Expiration: October, 2016, Exercise Price: $25.00	34	4,080
Expiration: October, 2016, Exercise Price: $25.50	246	28,044
Expiration: October, 2016, Exercise Price: $26.00	500	36,500
Expiration: November, 2016, Exercise Price: $26.00	500	63,000
Expiration: November, 2016, Exercise Price: $27.00	250	18,500
Expiration: December, 2016, Exercise Price: $26.00	500	71,500
Expiration: December, 2016, Exercise Price: $27.00	750	75,750
Molson Coors Brewing Co. - Class B:
Expiration: October, 2016, Exercise Price: $105.00	100	60,200
Philip Morris International Inc.:
Expiration: October, 2016, Exercise Price: $105.00	70	560
Expiration: November, 2016, Exercise Price: $100.00	100	14,100
Smith & Wesson Holding Corp.:
Expiration: December, 2016, Exercise Price: $27.00	2,671	446,057
Expiration: December, 2016, Exercise Price: $28.00	750	98,250
Wynn Resorts, Ltd.:
Expiration: October, 2016, Exercise Price: $97.50	200	83,600
Expiration: October, 2016, Exercise Price: $105.00	300	65,700
Expiration: November, 2016, Exercise Price: $105.00	205	67,650
Total Written Call Options (Premiums received $1,533,431)		$1,552,030

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

ASSETS
Investments, at cost
Unaffiliated issuers	$190,599,608
Affiliated issuers (Note 3)	5,000,000

Investments, at value
Unaffiliated issuers	$231,329,836
Affiliated issuers (Note 3)	1,500,000
Due from brokers	2,652,501
Income receivable	574,961
Receivable for capital shares sold	147,592
Receivable for investments sold	1,391,764
Other assets	58,197
TOTAL ASSETS	237,654,851
LIABILITIES
Written options, at value (premium received of $1,533,431) (Note 2)	1,552,030
Payable for distribution fees	88,050
Payable to affiliates	33,466
Payable to Trustees	8,594
Payable to Advisor	181,158
Payable for capital shares redeemed	110,519
Payable for investments purchased	1,686,379
Accrued expenses and other liabilities	37,500
TOTAL LIABILITIES	3,697,696
NET ASSETS	$233,957,155

Net assets consist of:
Paid-in capital	$170,969,984
Accumulated net investment income	399,650
Accumulated net realized gain	25,375,892
Net unrealized appreciation (depreciation) on:
Investments	37,230,228
Written options	(18,599)
NET ASSETS	$233,957,155

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Continued)	USA Mutuals Vice Fund
September 30, 2016 (Unaudited)

Institutional Class:
Net assets	$525,011
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	16,173
Net asset value, redemption price and offering price per share	$32.46

Investor Class:
Net assets	$198,441,932
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,166,136
Net asset value, redemption price and offering price per share	$32.18

Class A:
Net assets	$17,268,868
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	538,435
Net asset value, redemption price and minimum offering price per share
(may be subject to contingent deferred sales charge)(2)	$32.07
Maximum offering price per share (net asset value
per share divided by 0.9425)(1)	$34.03

Class C:
Net assets	$17,721,344
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	560,361
Net asset value, redemption price and offering price per share
(may be subject to contingent deferred sales charge)(3)	$31.62

(1)	Reflects a maximum sales charge of 5.75%.
(2)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations	USA Mutuals Vice Fund
For the Six Months Ended September 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $25,602)	$2,643,296
Interest income	94,367
TOTAL INVESTMENT INCOME	2,737,663

EXPENSES
Advisory fees (Note 3)	1,086,076
Distribution fees - Investor Class (Note 3)	241,357
Distribution fees - Class A (Note 3)	22,005
Distribution fees - Class C (Note 3)	87,972
Administration, fund accounting and custody fees (Note 3)	125,873
Transfer agent fees and expenses (Note 3)	80,778
Federal and state registration fees	22,855
Reports to shareholders	20,700
Trustees’ fees and related expenses	15,689
Legal fees	12,547
Chief compliance officer fees and expenses	12,462
Audit fees	10,384
Other expenses	18,018
NET EXPENSES	1,756,716
NET INVESTMENT INCOME	980,947

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTION CONTRACTS
Net realized gain (loss) from security transactions:
Investments and foreign currency transactions	22,565,510
Purchased options (Note 2)	(364,164)
Written options (Note 2)	3,226,663
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	(13,077,835)
Purchased options (Note 2)	127,314
Written options (Note 2)	34,776
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND OPTION CONTRACTS	12,512,264
NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,493,211

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets		USA Mutuals Vice Fund

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
FROM OPERATIONS
Net investment income	$980,947	$2,407,895
Net realized gain (loss) on:
Investments	22,565,510	22,357,299
Purchased options	(364,164)	—
Written options	3,226,663	2,844,245
Change in net unrealized appreciation/depreciation on:
Investments	(13,077,835)	(12,324,303)
Purchased options	127,314	(127,314)
Written options	34,776	(392,022)
Net increase in net assets from operations	13,493,211	14,765,800

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(3,001)	(820)
Investor Class	(2,017,074)	(2,411,050)
Class A	(179,675)	(261,180)
Class C	(53,392)	(152,801)
Net decrease in net assets from distributions paid	(2,253,142)	(2,825,851)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	20,103,328	25,236,868
Net asset value of shares issued in reinvestment of
distributions to shareholders	2,076,240	2,579,465
Payments for shares redeemed	(22,530,561)	(77,702,639)
Redemption fees	—	10,750
Other transactions(1)	4,162	33,726
Net decrease in net assets from capital share transactions	(346,831)	(49,841,830)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,893,238	(37,901,881)

NET ASSETS
Beginning of period	223,063,917	260,965,798
End of period (including accumulated net investment
income of $399,650 and $1,671,845, respectively)	$233,957,155	$223,063,917

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class			USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months Ended
	September 30, 2016		Year Ended March 31,
	(Unaudited)		2016	2015(1)
Net Asset Value, Beginning of Period	$30.94		$29.30	$29.77
Income (loss) from investment operations:
Net investment income(2)	0.22		0.47	0.50
Net realized and unrealized
gain (loss) on investments	1.70		1.57	(0.76	)(5)
Total from investment operations	1.92		2.04	(0.26)
Less distributions paid:
From net investment income	(0.40)		(0.40)	(0.21)
Net Asset Value, End of Period	$32.46		$30.94	$29.30
Total Return	6.27	%(6)	7.07%	(0.89)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$525		$123	$41
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.24	%(7)	1.23%	1.19%
After waiver and expense reimbursement(3)	1.24	%(7)	1.23%	1.19%
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	1.40	%(7)	1.58%	1.68%
After waiver and expense reimbursement(3)	1.40	%(7)	1.58%	1.68%
Portfolio turnover rate(4)	30.53	%(6)	58.27%	77.77%

(1)	The USA Mutuals Vice Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed, effective through July 31, 2017, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class							USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2016		Year Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$30.64		$29.05	$29.40	$24.39	$20.95	$18.12
Income (loss) from
investment operations:
Net investment income	0.14	(1)	0.33 (1)	0.37 (1)	0.41 (1)	0.30 (2)	0.16 (2)
Net realized and unrealized
gain (loss) on investments	1.73		1.61	(0.33)	4.91	3.32	2.86
Total from investment operations	1.87		1.94	0.04	5.32	3.62	3.02
Less distributions paid:
From net investment income	(0.33)		(0.35)	(0.40)	(0.31)	(0.18)	(0.19)
Paid-in capital from
redemption fees (Note 2)	—		0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$32.18		$30.64	$29.05	$29.40	$24.39	$20.95
Total Return	6.14	%(6)	6.79%	0.13%	22.12%	17.44%	16.79%
Supplemental Data and Ratios:
Net assets at end of period (000's)	$198,442		$187,344	$217,848	$248,982	$126,488	$91,824
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.48	%(7)	1.48%	1.44%	1.47%	1.64%	1.72%
After waiver and
expense reimbursement(4)	1.48	%(7)	1.48%	1.44%	1.47%	1.64%	1.76%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.92	%(7)	1.13%	1.27%	1.51%	1.60%	0.88%
After waiver and
expense reimbursement(4)	0.92	%(7)	1.13%	1.27%	1.51%	1.60%	0.84%
Portfolio turnover rate(5)	30.53	%(6)	58.27%	77.77%	166.95%	11.90%	83.66%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2017, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A							USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended						Period
	September 30,						Ended
	2016		Year Ended March 31,				March 31,
	(Unaudited)		2016	2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$30.52		$28.94	$29.30	$24.33	$20.94	$18.14
Income (loss) from
investment operations:
Net investment income	0.14	(2)	0.32 (2)	0.38 (2)	0.46 (2)	0.24 (3)	0.10	(3)
Net realized and unrealized
gain (loss) on investments	1.73		1.62	(0.34)	4.85	3.36	2.70
Total from investment operations	1.87		1.94	0.04	5.31	3.60	2.80
Less distributions paid:
From net investment income	(0.32)		(0.36)	(0.40)	(0.34)	(0.21)	—
Paid-in capital
from redemption fees (Note 2)	—		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$32.07		$30.52	$28.94	$29.30	$24.33	$20.94
Total Return(5)	6.17	%(6)	6.79%	0.11%	22.10%	17.40%	15.44	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000's)	$17,269		$18,219	$22,985	$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.48	%(7)	1.48%	1.44%	1.47%	1.64%	1.73	%(7)
After waiver and
expense reimbursement(8)	1.48	%(7)	1.48%	1.44%	1.47%	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.90	%(7)	1.11%	1.30%	1.68%	1.60%	3.36	%(7)
After waiver and
expense reimbursement(8)	0.90	%(7)	1.11%	1.30%	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(9)	30.53	%(6)	58.27%	77.77%	166.95%	11.90%	83.66	%(6)

(1)	The USA Mutuals Vice Fund Class A shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2017, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C								USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended							Period
	September 30,							Ended
	2016		Year Ended March 31,					March 31,
	(Unaudited)		2016	2015		2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$30.00		$28.54	$28.97		$24.16	$20.90	$18.14
Income (loss) from
investment operations:
Net investment income	0.03	(2)	0.11 (2)	0.16	(2)	0.26 (2)	0.17 (3)	0.07	(3)
Net realized and unrealized
gain (loss) on investments	1.68		1.58	(0.33	)(10)	4.80	3.26	2.69
Total from investment operations	1.71		1.69	(0.17)		5.06	3.43	2.76
Less distributions paid:
From net investment income	(0.09)		(0.23)	(0.26)		(0.25)	(0.17)	—
Paid-in capital
from redemption fees (Note 2)	—		0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$31.62		$30.00	$28.54		$28.97	$24.16	$20.90
Total Return(5)	5.72	%(6)	6.00%	(0.61)%		21.15%	16.56%	15.21	%(6)
Supplemental Data and Ratios:
Net assets at end of period (000's)	$17,721		$17,378	$20,092		$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	2.23	%(7)	2.23%	2.19%		2.22%	2.39%	2.46	%(7)
After waiver and
expense reimbursement(8)	2.23	%(7)	2.23%	2.19%		2.22%	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.16	%(7)	0.38%	0.57%		0.94%	0.85%	2.63	%(7)
After waiver and
expense reimbursement(8)	0.16	%(7)	0.38%	0.57%		0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(9)	30.53	%(6)	58.27%	77.77%		166.95%	11.90%	83.66	%(6)

(1)	The USA Mutuals Vice Fund Class C shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2017, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(10)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

(1)	Organization

USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vice Fund (“Vice Fund” or “Fund”) represents a distinct portfolio with its own investment objective and policies within the Trust. The Vice Fund is a diversified fund. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Vice Fund is currently authorized to offer Class A, Class C, Institutional and Investor Class shares. The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class and Institutional Class shares are no-load shares.

The following table presents the class-specific commencement of operations dates for the Vice Fund:

Commencement of Operations

Institutional Class	Investor Class
April 1, 2014	August 30, 2002

Class A	Class C
December 8, 2011	December 8, 2011

The Vice Fund is managed by USA Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Vice Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Vice Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

(a) Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices. Mutual funds are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Vice Fund’s Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Advisor under the supervision of the Vice Fund’s Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Vice Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of September 30, 2016 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the six months ended September 30, 2016, considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial information, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

debt security and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund’s investments and options written as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$221,894,216	$—	$25,000	$221,919,216
Preferred Stocks	—	—	6,475,000	6,475,000
Corporate Bond	—	—	750,000	750,000
Warrants	—	—	750	750
Short-Term Investment	3,684,870	—	—	3,684,870
Total*	$225,579,086	$—	$7,250,750	$232,829,836
Options Written	$(1,289,261)	$(262,769)	$—	$(1,552,030)

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended September 30, 2016:

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2016
Fair Value as of 3/31/2016	$7,250,750
Accrued discounts/premiums	—
Realized gain	—
Realized loss	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3*	—
Transfer out of Level 3*	—
Fair Value as of 9/30/2016	$7,250,750
Net unrealized loss relating to Level 3
investments still held at September 30, 2016	$(3,000,000)

*	Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2016:

	Fair Value as of	Valuation	Observable
Investments	September 30, 2016	Technique	Inputs
Hawaii Sea Spirits LLC –		Discounted	Case Sales and
Class C – Common	$25,000	Cash Flow	Real Estate Value
Hawaii Sea Spirits LLC –		Discounted	Case Sales and
Class C – Preferred	$4,975,000	Cash Flow	Real Estate Value
Zodiac Spirits, LLC –		Discounted	Case Sales
Class A	$1,500,000	Cash Flow
Bio Soil Enhancers, Inc. –
Corporate Bond	$750,000	Cash Flow	Revenue
Bio Soil Enhancers, Inc. –
Warrants	$750	Black Scholes	Revenue Multiple

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Management has reviewed the Fund’s tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Fund’s tax returns remains open for the years ended March 31, 2013 through March 31, 2016.

As of March 31, 2016, the components of accumulated earnings on a tax basis for the Vice Fund were as follows:

Cost basis of investments for
federal income tax purposes	$180,943,070
Gross tax unrealized appreciation	$65,180,018
Gross tax unrealized depreciation	(26,649,258)
Net tax unrealized appreciation/depreciation	38,530,760
Undistributed ordinary income	1,671,563
Undistributed long-term gains	12,481,786
Total distributable earnings	14,153,349
Other accumulated losses	(937,007)
Total accumulated gains (losses)	$51,747,102

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales straddles, basis adjustments, and other temporary differences.

The Vice Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2016, the Fund utilized prior years’ capital losses in the amount of $16,515,458. At March 31, 2016, the Fund did not have any capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2016, the Fund did not have capital loss carryforwards with an indefinite expiration.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

(c) Distributions to Shareholders
The Vice Fund will distribute any net investment income and any net realized long- or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The tax character of distributions paid by the Fund during the six months ended September 30, 2016 and year ended March 31, 2016 were as follows:

Six Months Ended		Year Ended
September 30, 2016		March 31, 2016
	Long-Term		Long-Term
Ordinary	Capital	Ordinary	Capital
Income	Gains	Income	Gains
$2,253,142	$—	$2,825,851	$—

(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation
The NAV per share of the Vice Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(f) Short Positions
The Vice Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the six months ended September 30, 2016, the Fund was not invested in short positions.

(g) Options
The Vice Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by the Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Vice Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of September 30, 2016:

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Gross Amounts Not Offset in the Statement of Assets and
Liabilities and Subject to MNA
Liabilities:
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount
Vice Fund
Written Options	$1,552,030	$ —	$1,552,030	$(1,552,030)	$ —	$ —

The number of option contracts written and the premiums received by the Vice Fund during the six months ended September 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	15,674	$2,697,970
Options written	47,650	6,354,863
Options expired	(17,293)	(2,274,998)
Options covered	(18,483)	(3,304,794)
Options exercised	(16,360)	(1,939,610)
Options outstanding, end of period	11,188	$1,533,431

The number of option contracts purchased and the premiums paid by the Vice Fund during the six months ended September 30, 2016 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	1,000	$636,314
Options purchased	1,828	193,880
Options sold	(1,450)	(822,352)
Options expired	(1,378)	(7,842)
Options outstanding, end of period	—	$—

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options – equity contracts	$(1,552,030)	Written options, at value

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

The following is a summary of the effect of derivative investments on the Statement of Operations for the six months ended September 30, 2016:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options –	$3,226,663	Net realized gain (loss)
equity contracts		from written options

Purchased Options –	$(364,164)	Net realized gain (loss)
equity index contracts		from purchased options

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options –	$34,776	Change in net unrealized
equity contracts		appreciation/depreciation
		on written options

Purchased Options –	$127,314	Change in net unrealized
equity index contracts		appreciation/depreciation
		on purchased options

(h) Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Vice Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Fund that do not relate to a specific Class are allocated to the individual Class based on the Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

(i) Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Vice Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j) Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2016 through the date the financial statements were issued. The Trust has registered the USA Mutuals/Carbon Beach Deep Value Fund with the Securities and Exchange Commission to commence operations on December 30, 2016. The USA Mutuals/Carbon Beach Deep Value Fund’s primary investment objective is long-term capital appreciation. Management has determined that there were no other significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)	Transactions with Affiliates

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Vice Fund.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

Annual Advisory Fee
as a Percentage of the	Management Fees for
Average Daily Net	the Six Months Ended
Assets of the Fund	September 30, 2016
0.95%	$1,086,076

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

The Advisor has contractually agreed, effective through July 31, 2017, to limit the Vice Fund’s total annual operating expenses (exclusive of taxes, interest, and dividends on short positions, brokerage, acquired fund fees and expenses, and extraordinary expenses) as follows:

Expense Cap Limitations
Institutional	Investor
Class	Class	Class A	Class C
1.24%	1.49%	1.49%	2.24%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

The Vice Fund did not waive or recoup any expenses during the six months ended September 30, 2016.

As of September 30, 2016, the Vice Fund does not have any waived or reimbursed expenses subject to potential recoupment. A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

For the six months ended September 30, 2016, the Vice Fund incurred the following fees for administration, fund accounting, custody fees and transfer agent fees and expenses:

Administration, Fund
Accounting, and	Transfer Agent Fees
Custody Fees for the	and Expenses for the
Six Months Ended	Six Months Ended
September 30, 2016	September 30, 2016
$125,873	$80,778

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vice Fund which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee up to 0.50% for Class A shares. For the 12-month period covered by this report, the Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

For the six months ended September 30, 2016, the amounts accrued in the Vice Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$241,357	$22,005	$87,972

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the six months ended September 30, 2016. See Section 2(a)(3) of the 1940 Act.

	Share			Share
	Balance			Balance
	At			At			Cost At	Value At
	April 1,			Sep. 30,	Dividend	Realized	Sep. 30,	Sep. 30,
Issuer Name	2016	Additions	Reductions	2016	Income	Gain/Loss	2016	2016
Zodiac
Spirits,
LLC –
Class A	5,000	—	—	5,000	$—	$—	$5,000,000	$1,500,000

(4)	Capital Share Transactions

Transactions in shares of the Vice Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2016		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		3,962		1,387
Shares sold	$923,199	29,152	$92,038	3,109
Shares issued to holders
in reinvestment
of distributions	2,085	67	687	24
Shares redeemed	(545,081)	(17,008)	(16,267)	(558)
Net increase	$380,203	12,211	$76,458	2,575
Ending shares		16,173		3,962

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Transactions in shares of the Vice Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2016		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		6,114,165		7,499,622
Shares sold	$16,768,437	533,610	$21,811,892	756,049
Shares issued to holders
in reinvestment
of distributions	1,874,993	60,347	2,229,107	78,600
Shares redeemed	(16,970,604)	(541,986)	(64,733,415)	(2,220,106)
Other transactions(1)	—	—	29,863	—
Net increase (decrease)	$1,672,826	51,971	$(40,662,553)	(1,385,457)
Ending shares		6,166,136		6,114,165

Transactions in shares of the Vice Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2016		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		596,902		794,229
Shares sold	$1,331,112	42,689	$2,254,878	77,212
Shares issued to holders
in reinvestment
of distributions	152,293	4,919	214,860	7,606
Shares redeemed	(3,304,685)	(106,075)	(8,184,320)	(282,145)
Other transactions(1)	3,681	—	2,704	—
Net decrease	$(1,817,599)	(58,467)	$(5,711,878)	(197,327)
Ending shares		538,435		596,902

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016 (Unaudited)

Transactions in shares of the Vice Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2016		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		579,315		704,023
Shares sold	$1,080,580	34,943	$1,078,060	37,415
Shares issued to holders
in reinvestment
of distributions	46,869	1,533	134,811	4,828
Shares redeemed	(1,710,191)	(55,430)	(4,757,887)	(166,951)
Other transactions(1)	481	—	1,159	—
Net decrease	$(582,261)	(18,954)	$(3,543,857)	(124,708)
Ending shares		560,361		579,315
Total decrease for
the Fund	$(346,831)		$(49,841,830)

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

(5)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Vice Fund for the six months ended September 30, 2016 are summarized below:

Purchases	$73,977,517
Sales	67,880,050

There were no purchases or sales of U.S. government securities in the Fund during the six months ended September 30, 2016.

(6)	Credit Facility

U.S. Bank, N.A. has made available to the Vice Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 7, 2017. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vice Fund may borrow up to the lesser of $8,500,000 or certain percentage amounts based on the net assets of the Fund.

The interest rate paid by the Vice Fund on outstanding borrowings is equal to the Prime Rate. During the six months ended September 30, 2016, the Fund did not borrow from the credit facility.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 27, 2016 (the “Meeting”) to consider the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Vice Fund (the “Fund”), a series of the Trust, and USA Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  In advance of the Meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Fund, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information).  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Gerald Sullivan as the Fund’s portfolio manager and other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of the Fund’s assets.  The Trustees noted that during the course of the prior year they had met with the representatives of the Advisor in person to discuss the Fund’s performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year. The Trustees discussed in detail the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, and in comparison to a peer group constructed by data from Morningstar Direct (the “Morningstar Peer Group”). The Trustees noted that the Fund’s performance for the year-to-date, one-year, five-year and ten-year periods ended March 31, 2016 was above the median for the Morningstar Peer Group of U.S. open-end large blend funds and slightly below the median for the three-year period.  The Trustees further noted that the performance was within the first quartile for the year-to-date, one-year, five-year and ten-year periods and within the third quartile for the three-year period for the Morningstar Peer Group.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2016, and noted that the Fund’s Investor Class shares had outperformed the S&P 500 Index for each period with the exception of the three-year and ten-year periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group.  The Trustees also considered the fee waivers and expense reimbursements provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noted the extent to which the Advisor had subsidized the Fund’s operations under the expense cap agreement.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor with respect to the Fund, as well as the Fund’s brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research.  These considerations were based on materials requested by the Board specifically for the Meeting, as well as the presentations made by the Advisor over the course of the year. The Trustees noted that the Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above  the Morningstar U.S. open-end large blend funds peer group average of 0.64%, which fell into the second quartile.  The Trustees noted that the Fund was currently operating below its expense cap.  The Trustees observed that the Fund’s Investor Class net expense ratio of 1.22%, minus Rule 12b-1 fees, fell within the fourth quartile among the Morningstar U.S. open-end large blend funds peer group, compared to the average of 0.83%, minus Rule 12b-1 fees, which fell within the third quartile.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that fees and expenses should continue to be assessed.  The Trustees further concluded that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structures did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Vice Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY (UNAUDITED)

The Fund collects non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

(This Page Intentionally Left Blank.)

USA Mutuals

USA Mutuals Vice Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)      /s/Michael N. Loukas
Michael N. Loukas, President

Date     December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Michael N. Loukas
Michael N. Loukas, President

Date     December 2, 2016

By (Signature and Title)      /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date     December 2, 2016